Note 7 - Commitments (Details Textual)	12 Months Ended
	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($)
Area of Real Estate Property (Square Foot) | ft²	8,400
Operating Leases, Rent Expense, Total	$ 166,577	$ 161,673
Lessee, Operating Lease, Liability, to be Paid, Year One	171,213
Lessee, Operating Lease, Liability, to be Paid, Year Two	176,356
Unrecorded Unconditional Purchase Obligation, Total	190,000		$ 607,000
Unrecorded Unconditional Purchase Obligation Reimbursable, Amount	$ 165,500